Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Inflation rate (CPI)	2.34%	2.88%
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Discount rate	5.51%	5.54%
Inflation rate (RPI)	3.02%	3.33%
Rate of increase for pensions	2.96%	3.22%
Rate of pay increase	3.09%	3.63%